CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Assets:
Cash and due from banks	$ 17,356	$ 17,031
Interest-bearing deposits in other banks	721	691
Overnight funds sold and due from Federal Reserve Bank	43,855	46,024
Investment securities available for sale, at fair value	199,116	198,174
Restricted equity securities, at cost	12,007	9,830
Loans held for sale	51,306	56,486
Loans	1,520,844	1,541,502
Allowance for loan losses	(21,228)	(23,184)
Net loans	1,499,616	1,518,318
Premises and equipment, net	50,885	52,245
Interest receivable	4,305	4,116
Other real estate owned and repossessed assets, net of valuation allowance	8,661	12,409
Net deferred tax assets, net of valuation allowance	90,723	92,142
Bank-owned life insurance	51,044	50,695
Other assets	10,778	7,779
Totals assets	2,040,373	2,065,940
Deposits:
Noninterest-bearing demand	291,770	298,351
Interest-bearing:
Demand	696,751	693,413
Savings	63,971	61,023
Time deposits:
Less than $100	337,804	343,031
$100 or more	293,962	309,327
Total deposits	1,684,258	1,705,145
Federal Home Loan Bank borrowings	11,000	25,000
Other borrowings	29,811	29,689
Interest payable	481	463
Other liabilities	21,204	15,022
Total liabilities	$ 1,746,754	$ 1,775,319
Commitments and contingencies
Shareholders' equity:
Preferred stock, 1,000,000 shares authorized; none issued and outstanding	$ 0	$ 0
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 171,330,585 and 171,128,266 shares issued and outstanding on March 31,2016 and December 31, 2015, respectively	1,713	1,711
Capital surplus	590,790	590,417
Accumulated deficit	(301,198)	(302,580)
Accumulated other comprehensive income, net of tax	1,768	560
Total shareholders' equity before non-controlling interest	293,073	290,108
Non-controlling interest	546	513
Total shareholders' equity	293,619	290,621
Total liabilities and shareholders' equity	$ 2,040,373	$ 2,065,940